Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (462)	$ (477)
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,055	1,420
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	1,015	1,379
Pension plan [member] | Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit asset	1,055	1,420
Pension plan [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	(40)	(41)
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability), net of valuation allowance	(422)	(436)
Other post employment benefit plans [member] | Other Liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ (422)	$ (436)